UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08471

Morgan Stanley Aggressive Equity Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York,		New York 10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2006

Date of reporting period:	October 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Aggressive Equity Fund

Portfolio of Investments October 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.7%)
	Advertising/Marketing Services (4.0%)
149,100	Getty Images, Inc.*	$12,376,791

	Air Freight/Couriers (4.4%)
196,300	C.H. Robinson Worlwide, Inc.	6,921,538
106,900	Expeditors International of Washington, Inc.	6,485,623
		13,407,161
	Casino/Gaming (7.3%)
323,000	International Game Technology	8,556,270
121,400	Station Casinos, Inc.	7,781,740
127,360	Wynn Resorts, Ltd.*	5,945,165
	.	22,283,175
	Chemicals: Agricultural (2.9%)
137,320	Monsanto Co.	8,652,533

	Discount Stores (4.8%)
165,200	Costco Wholesale Corp.	7,989,072
56,400	Sears Holdings Corp.*	6,782,100
		14,771,172
	Electronic Production Equipment (1.6%)
177,800	Tessera Technologies, Inc.*	4,960,620

	Gas Distributors (1.1%)
43,200	Questar Corp.	3,402,000

	Home Building (3.1%)
152,700	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	4,564,203
7,054	NVR, Inc.*	4,835,517
		9,399,720
	Hotels/Resorts/Cruiselines (3.2%)
198,700	Carnival Corp. (Panama)	9,869,429

	Internet Retail (1.0%)
77,200	Amazon.com, Inc.*	3,078,736

	Internet Software/Services (9.8%)
51,600	Google, Inc. (Class A)*	19,202,424
293,400	Yahoo!, Inc.*	10,846,998
		30,049,422
	Investment Banks/Brokers (5.5%)
25,455	Chicago Mercantile Exchange Holdings, Inc.	9,294,893
158,799	Greenhill & Co., Inc.	7,614,412
		16,909,305
	Medical Specialties (2.3%)
194,800	Dade Behring Holdings Inc.	7,014,748

	Miscellaneous Commercial Services (6.6%)
185,600	Corporate Executive Board Co. (The)	15,337,984
127,287	Iron Mountain Inc.*	4,964,193
		20,302,177
	Motor Vehicles (1.4%)
87,000	Harley-Davidson, Inc.	4,309,110

	Oil & Gas Production (9.9%)
71,993	Southwestern Energy Co.*	5,222,372
477,920	Ultra Petroleum Corp. (Canada)*	25,086,021
		30,308,393
	Other Consumer Services (7.1%)
406,600	eBay, Inc.*	16,101,360
63,200	Strayer Education, Inc.	5,657,032
		21,758,392
	Packaged Software (3.3%)
183,100	Red Hat, Inc.*	4,251,582
230,700	Salesforce.com Inc.*	5,765,193
		10,016,775

1

	Personnel Services (3.0%)
276,900	Monster Worldwide, Inc.*		9,085,089

	Property - Casualty Insurers (2.0%)
2,159	Berkshire Hathaway, Inc. (Class B)*		6,077,585

	Recreational Products (2.8%)
151,600	Electronic Arts, Inc.*		8,623,008

	Restaurants (1.4%)
93,800	P.F. Chang’s China Bistro, Inc.*		4,290,412

	Semiconductors (1.6%)
106,400	Marvell Technology Group, Ltd. (Bermuda)*		4,938,024

	Services to the Health Industry (2.4%)
125,184	Stericycle, Inc.*		7,205,591

	Specialty Telecommunications (2.6%)
320,416	Crown Castle International Corp.*		7,856,600

	Wireless Telecommunications (4.6%)
539,200	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		14,154,000

	Total Common Stocks (Cost $251,177,744)		305,099,968

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.9%)
	Repurchase Agreement
$291	Joint repurchase agreement account 4.01% due 11/01/05 (dated 10/31/05; proceeds $2,906,323) (a)
	(Cost $2,906,000)		2,906,000

	Total Investments (Cost $254,083,744) (b)	100.6%	308,005,968

	Liabilities in Excess of Other Assets	(0.6)	(1,904,228)

	Net Assets	100.0%	$306,101,740

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $60,524,577 and the aggregate gross unrealized depreciation is $6,602,353, resulting in net unrealized appreciation of $53,922,224.

2

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005